Reconciliation of Liabilities arising from Financing Activities (Details) - Schedule of Reconciliation of Liabilities arising From Financing Activities - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Liabilities arising From Financing Activities [Line Items]
Beginning balance	€ 329,326	€ 418,107	€ 27,619
Financing cash flows	401,825		(36,996)
New leases entered	734,682	(86,528)	425,250
Change on modification of lease	(347,126)	(5,933)
Interest expenses	13,956	3,680	2,234
Ending balance	1,133,663	329,326	418,107
Loan payable [Member]
Schedule of Reconciliation of Liabilities arising From Financing Activities [Line Items]
Beginning balance	21,916	25,000	25,000
Financing cash flows	401,825
New leases entered		(3,084)
Change on modification of lease
Interest expenses
Ending balance	423,741	21,916	25,000
Loan from a shareholder [Member]
Schedule of Reconciliation of Liabilities arising From Financing Activities [Line Items]
Beginning balance		20,000
Financing cash flows			20,000
New leases entered		(20,000)
Change on modification of lease
Interest expenses
Ending balance			20,000
Lease liabilities [Member]
Schedule of Reconciliation of Liabilities arising From Financing Activities [Line Items]
Beginning balance	307,410	373,107	2,619
Financing cash flows			(56,996)
New leases entered	734,682	(63,444)	425,250
Change on modification of lease	(347,126)	(5,933)
Interest expenses	13,956	3,680	2,234
Ending balance	€ 708,922	€ 307,410	€ 373,107